Loan and Lease Operations - Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ 47,051
Closing balance	41,079	R$ 47,051
Cost [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	714,104	585,791
Cure from Stage 1		(19,238)
Derecognition	(18,007)	(13,638)
Acquisition / (Settlement)	126,493	141,951
Closing balance	822,590	714,104
Cost [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	134,521	100,789
Cure from Stage 1		(996)
Derecognition	(310)	(570)
Acquisition / (Settlement)	823	33,162
Closing balance	135,034	134,521
Cost [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	121,955	90,733
Cure from Stage 1		(4,827)
Derecognition	(2,354)	(1,836)
Acquisition / (Settlement)	30,369	33,058
Closing balance	149,970	121,955
Cost [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	202,145
Derecognition	(5,034)
Acquisition / (Settlement)	7,939
Closing balance	205,050	202,145
Cost [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	255,483	240,490
Cure from Stage 1		(10,186)
Derecognition	(10,309)	(11,764)
Acquisition / (Settlement)	87,362	26,757
Closing balance	332,536	255,483
Cost [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	202,145	153,779
Cure from Stage 1		(3,229)
Derecognition		(608)
Acquisition / (Settlement)		48,974
Closing balance		202,145
Cost [member] | Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	587,208	501,889
Transfer to Stage 2	(53,989)	(62,348)
Transfer to Stage 3	(3,661)	(5,818)
Cure from Stage 2	29,550	19,238
Cure from Stage 3	657	1,259
Acquisition / (Settlement)	142,399	132,988
Closing balance	702,164	587,208
Cost [member] | Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	123,665	91,448
Transfer to Stage 2	(865)	(2,822)
Transfer to Stage 3	(109)	(82)
Cure from Stage 2	1,338	996
Cure from Stage 3	43	299
Acquisition / (Settlement)	4,447	33,826
Closing balance	128,519	123,665
Cost [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	96,784	77,722
Transfer to Stage 2	(14,019)	(14,370)
Transfer to Stage 3	(960)	(1,501)
Cure from Stage 2	9,630	4,827
Cure from Stage 3	146	875
Acquisition / (Settlement)	32,974	29,231
Closing balance	124,555	96,784
Cost [member] | Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	199,158	199,907
Transfer to Stage 2	(30,578)	(32,363)
Transfer to Stage 3	(1,663)	(1,779)
Cure from Stage 2	12,788	10,186
Cure from Stage 3		38
Acquisition / (Settlement)	90,666	23,169
Closing balance	270,371	199,158
Cost [member] | Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	167,601	132,812
Transfer to Stage 2	(8,527)	(12,793)
Transfer to Stage 3	(929)	(2,456)
Cure from Stage 2	5,794	3,229
Cure from Stage 3	468	47
Acquisition / (Settlement)	14,312	46,762
Closing balance	178,719	167,601
Cost [member] | Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	66,243	41,920
Transfer to Stage 1	53,989	62,348
Transfer to Stage 3	(13,886)	(21,719)
Cure from Stage 1	(29,550)
Cure from Stage 3	2,862	2,332
Acquisition / (Settlement)	(9,752)	600
Closing balance	69,906	66,243
Cost [member] | Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	2,793	911
Transfer to Stage 1	865	2,822
Transfer to Stage 3	(182)	(370)
Cure from Stage 1	(1,338)
Cure from Stage 3	20	51
Acquisition / (Settlement)	(558)	375
Closing balance	1,600	2,793
Cost [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	15,965	7,225
Transfer to Stage 1	14,019	14,370
Transfer to Stage 3	(2,867)	(2,193)
Cure from Stage 1	(9,630)
Cure from Stage 3	742	483
Acquisition / (Settlement)	(1,480)	907
Closing balance	16,749	15,965
Cost [member] | Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	30,793	19,070
Transfer to Stage 1	30,578	32,363
Transfer to Stage 3	(7,207)	(7,158)
Cure from Stage 1	(12,788)
Cure from Stage 3	1,141	964
Acquisition / (Settlement)	(4,349)	(4,260)
Closing balance	38,168	30,793
Cost [member] | Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	16,692	14,714
Transfer to Stage 1	8,527	12,793
Transfer to Stage 3	(3,630)	(11,998)
Cure from Stage 1	(5,794)
Cure from Stage 3	959	834
Acquisition / (Settlement)	(3,365)	3,578
Closing balance	13,389	16,692
Cost [member] | Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	60,653	41,982
Transfer to Stage 1	3,661	5,818
Transfer to Stage 2	13,886	21,719
Cure from Stage 1	(657)	(1,259)
Cure from Stage 2	(2,862)	(2,332)
Derecognition	(18,007)	(13,638)
Acquisition / (Settlement)	(6,154)	8,363
Closing balance	50,520	60,653
Cost [member] | Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	8,063	8,430
Transfer to Stage 1	109	82
Transfer to Stage 2	182	370
Cure from Stage 1	(43)	(299)
Cure from Stage 2	(20)	(51)
Derecognition	(310)	(570)
Acquisition / (Settlement)	(3,066)	(1,039)
Closing balance	4,915	8,063
Cost [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	9,206	5,786
Transfer to Stage 1	960	1,501
Transfer to Stage 2	2,867	2,193
Cure from Stage 1	(146)	(875)
Cure from Stage 2	(742)	(483)
Derecognition	(2,354)	(1,836)
Acquisition / (Settlement)	(1,125)	2,920
Closing balance	8,666	9,206
Cost [member] | Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	25,532	21,513
Transfer to Stage 1	1,663	1,779
Transfer to Stage 2	7,207	7,158
Cure from Stage 1	0	(38)
Cure from Stage 2	(1,141)	(964)
Derecognition	(10,309)	(11,764)
Acquisition / (Settlement)	1,045	7,848
Closing balance	23,997	25,532
Cost [member] | Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	17,852	6,253
Transfer to Stage 1	929	2,456
Transfer to Stage 2	3,630	11,998
Cure from Stage 1	(468)	(47)
Cure from Stage 2	(959)	(834)
Derecognition	(5,034)	(608)
Acquisition / (Settlement)	(3,008)	(1,366)
Closing balance	R$ 12,942	R$ 17,852